OTHER CURRENT ASSETS (Tables) - Medmen Enterprises Inc. [Member]	12 Months Ended
Jun. 26, 2021
Schedule of Other current assets

	2021	2020

Investments	$3,036,791	$3,786,791
Excise Tax Receivable	-	5,254,595
Note Receivable (1)	1,339,000	-
Other Current Assets	3,494,183	110,227

Total Other Current Assets	$7,869,974	$9,151,613

Schedule of Investments

	ToroVerde Inc.	The Hacienda Company, LLC	Old Pal	Other Investments	TOTAL
	(1)	(2)	(3)

Fair Value as of June 29, 2019	$5,600,000	$2,209,000	$4,430,000	$779,791	$13,018,791

Non-Cash Additions	-	-	-	287,000	287,000
Unrealized Gain on Changes in Fair Value of Investments	-	1,294,843	2,492,822	-	3,787,665
Unrealized Loss on Changes in Fair Value of Investments	(5,600,000)	(2,753,843)	-	-	(8,353,843)
Transfer to Assets Held for Sale	-	(3,503,843)	(4,952,822)	-	(8,456,665)
Transferred Back from Assets Held for Sale	-	3,503,843	-	-	3,503,843

Fair Value as of June 27, 2020	$-	$750,000	$1,970,000	$1,066,791	$3,786,791

Settlement of Liabilities	-	(750,000)	-	-	(750,000)

Fair Value as of June 26, 2021	$-	$-	$1,970,000	$1,066,791	$3,036,791